Other long-term assets	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Other long-term assets
Note 20 - Other long-term assets
Other long-term assets are comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Deferred tax asset	0.2	1.3
Call Spread (see note 19)	—	2.3
Tax refunds	0.4	0.2
Right-of-use lease asset, non-current	1.3	2.2
Prepaid fees	—	9.2
Total other long-term assets	1.9	15.2